Annual Total Returns [BarChart] - Great-West Large Cap Growth Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(9.43%)
2012	20.00%
2013	28.93%
2014	12.26%
2015	6.42%
2016	1.01%
2017	30.05%
2018	0.05%
2019	36.21%
2020	41.45%